Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Commitment and Contingencies
Property, plant and equipment	¥ 4,504,445	¥ 5,896,469
Leasehold improvements	505,403	527,363
Total	¥ 5,009,848	¥ 6,423,832